Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 759	$ 1,208	$ 991
Charges to Costs and Expenses	[1]	808	545	409
Charges to other accounts	[1]	(216)	(994)	(192)
Deductions	[1]	0	0	0
End of Year	[1]	1,351	759	1,208
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		13,633	13,502	11,630
Charges to Costs and Expenses		0	0	0
Charges to other accounts		3,268	131	1,872
Deductions		0	0	0
End of Year		$ 16,901	$ 13,633	$ 13,502

[1]	Write-off net of recoveries for the allowance for doubtful accounts.